ACQUISITION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			6 Months Ended
	Sep. 22, 2021 CNY (¥) shares	Sep. 22, 2021 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	May 27, 2022 $ / shares
Amount of shares issued | ¥			¥ 30,989	¥ 33,319
ADSs
Share price | $ / shares					$ 0.30
Dr. Yu | Anpai Shanghai
Consideration for acquisition	¥ 8,500	$ 1,334
Dr. Yu | Class A ordinary shares
Shares issued | shares	106,395	106,395
Share price | $ / shares		$ 3.49
Dr. Yu | ADSs
Shares issued | shares	250,000	250,000
Amount of shares issued	¥ 6,105	$ 945